Stock Option Plans and Warrants to Purchase Common Stock (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted Average Exercise Price
Granted	$ 1.54	$ 3.90
Warrant [Member]
Warrants
Beginning balance	2,853,575	492,614
Granted	51,151	2,403,405
Exercised	(250,000)	(42,444)
Expired	(77,488)
Ending balance	2,577,238	2,853,575
Weighted Average Exercise Price
Beginning balance	$ 4.13	$ 7.40
Granted	2.50	3.95
Exercised	0.80	0.80
Expired	5.58
Ending balance	$ 4.38	$ 4.13